UNITED STATES
    SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-21829

BBH TRUST
on behalf of the following series:

BBH Core Select
BBH International Equity Fund
BBH Broad Market Fund

(Exact name of Registrant as specified in charter)

140 Broadway,
New York, NY 10005
(Address of principal executive offices)

Corporation Services Company,
2711 Centerville Road, Suite 400,
Wilmington, DE 19808
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 625-5759

Date of fiscal year end: October 31

Date of reporting period: July 31, 2012

ITEM 1. SCHEDULES OF INVESTMENTS

BBH CORE SELECT
PORTFOLIO OF INVESTMENTS
July 31, 2012 (unaudited)
Shares		Value
	COMMON STOCKS (90.6%)
	BASIC MATERIALS (1.3%)
890,411	Celanese Corp. (Series A)	$ 33,951,371
	Total Basic Materials	33,951,371

	COMMUNICATIONS (15.5%)
3,747,902	Comcast Corp. (Class A)	121,994,210
2,352,686	eBay, Inc.1	104,223,990
169,799	Google, Inc. (Class A)1	107,477,673
4,289,708	Liberty Media Corp. - Interactive A1	80,346,231
	Total Communications	414,042,104

	CONSUMER CYCLICAL (6.8%)
1,719,528	Target Corp.	104,289,373
1,063,936	Wal-Mart Stores, Inc.	79,188,757
	Total Consumer Cyclical	183,478,130

	CONSUMER NON-CYCLICAL (31.4%)
885,181	Anheuser-Busch InBev NV ADR	70,124,039
946,734	Automatic Data Processing, Inc.	53,537,808
2,011,914	Baxter International, Inc.	117,717,088
1,644,982	DENTSPLY International, Inc.	59,778,646
1,156,046	Diageo, Plc. ADR	123,581,317
605,613	Henry Schein, Inc.1	45,305,909
900,350	Johnson & Johnson	62,322,227
1,954,762	Nestle SA ADR	120,471,982
1,942,338	Novartis AG ADR	113,859,854
1,005,543	PepsiCo, Inc.	73,133,142
	Total Consumer Non-Cyclical	839,832,012

	ENERGY (7.3%)
655,177	EOG Resources, Inc.	64,213,898
733,864	Occidental Petroleum Corp.	63,868,184
2,016,055	Southwestern Energy Co.1	67,033,828
	Total Energy	195,115,910

	FINANCIALS (20.9%)
1,160	Berkshire Hathaway, Inc. (Class A)1	147,836,200
1,368,333	Chubb Corp.	99,464,126
3,848,230	Progressive Corp.	75,964,060
4,175,405	US Bancorp	139,876,067
2,797,132	Wells Fargo & Co.	94,571,033
	Total Financials	557,711,486

Shares				Value
		COMMON STOCKS (continued)
		INDUSTRIALS (3.9%)
3,010,002		Waste Management, Inc.		$ 103,544,069
		Total Industrials		103,544,069

		TECHNOLOGY (3.5%)
3,394,328		Dell, Inc.1		40,324,616
1,788,276		Microsoft Corp.		52,700,494
		Total Technology		93,025,110
		TOTAL COMMON STOCKS (Identified cost $2,160,620,479)		2,420,700,192

Principal Amount		Maturity Date	Interest Rate
		REPURCHASE AGREEMENTS (9.5%)
$ 100,000,000	BNP Paribas SA (Agreement dated 07/31/12 collateralized by U.S. Treasury Bond 1.500%, due 12/31/13)	08/01/12	0.16%	100,000,000
152,500,000	Deutsche Bank AG (Agreement dated 7/31/2012 collateralized by U.S. Treasury Bond 1.500% due 07/31/16)	08/01/12	0.16%	152,500,000
		TOTAL REPURCHASE AGREEMENTS (Identified cost $252,500,000)		252,500,000
TOTAL INVESTMENTS (Identified cost $2,413,120,479)2		100.1%		$ 2,673,200,192
LIABILITIES IN EXCESS OF OTHER ASSETS		(0.1)		(2,033,046)
NET ASSETS		100.0%		$ 2,671,167,146

_____________

1	Non-income producing security.
2
The aggregate cost for federal income tax purposes is $2,413,120,479, the aggregate gross unrealized appreciation is $274,385,961 and the aggregate gross unrealized depreciation is $14,306,248, resulting in net unrealized appreciation of $260,079,713.

Abbreviations:
ADR	−	American Depositary Receipt.

BBH CORE SELECT
PORTFOLIO OF INVESTMENTS (continued)
July 31, 2012 (unaudited)

FAIR VALUE MEASUREMENTS
BBH Core Select (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

—Level 1 – (unadjusted) quoted prices in active markets for identical investments.

—Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

—Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Investment Manager. The Investment Manager considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Investment Manager’s perceived risk of that instrument.

Financial assets whose values are based on quoted market prices in active markets, and therefore classified within level 1, include active listed equities, exchange traded derivatives, U.S. government treasury bills and certain non-U.S. sovereign obligations. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations, listed equities and over-the counter derivatives. As level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and corporate debt securities. As observable prices are not available for these securities, valuation techniques are used to derive fair value. The Fund does not classify any holdings at level 3.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

BBH CORE SELECT
PORTFOLIO OF INVESTMENTS (continued)
July 31, 2012 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2012.

Investments, at value	(Unadjusted) Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of July 31, 2012
Basic Materials	$ 33,951,371	$ –	$ –	$ 33,951,371
Communications	414,042,104	–	–	414,042,104
Consumer Cyclical	183,478,130	–	–	183,478,130
Consumer Non-Cyclical	839,832,012	–	–	839,832,012
Energy	195,115,910	–	–	195,115,910
Financials	557,711,486	–	–	557,711,486
Industrials	103,544,069	–	–	103,544,069
Technology	93,025,110	–	–	93,025,110
Repurchase Agreement	–	252,500,000	–	252,500,000
Total	$ 2,420,700,192	$ 252,500,000	$ –	$ 2,673,200,192

* The Fund's policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between levels 1, 2 or 3 as of July 31, 2012, based on the valuation input levels on October 31, 2011.

Portfolio holdings are shown as of the date indicated.  Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-625-5759 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc.

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
July 31, 2012 (unaudited)

Shares		Value
	COMMON STOCKS (98.4%)
	AUSTRALIA (8.2%)
	CONSUMER NON-CYCLICAL
454,000	Coca-Cola Amatil, Ltd.	$6,641,777
60,300	Cochlear, Ltd.	4,168,603
170,700	CSL, Ltd.	7,627,336
218,000	Woolworths, Ltd.	6,542,020
		24,979,736
	ENERGY
176,000	Woodside Petroleum, Ltd.	6,206,156
	FINANCIALS
1,132,489	AMP, Ltd.	4,752,017
313,323	QBE Insurance Group, Ltd.	4,591,462
		9,343,479
	INDUSTRIALS
522,753	Amcor, Ltd.	4,133,747
	Total Australia	44,663,118

	BELGIUM (1.2%)
	CONSUMER NON-CYCLICAL
147,000	Colruyt SA	6,674,985
	FINANCIALS
112,376	Ageas1	138
	Total Belgium	6,675,123

	BRAZIL (1.1%)
	ENERGY
300,100	Petroleo Brasileiro SA ADR	5,710,903
	Total Brazil	5,710,903

	CHINA (1.6%)
	ENERGY
809,000	China Shenhua Energy Co., Ltd. (H Shares)	2,999,520
2,803,000	CNOOC, Ltd.	5,627,934
	Total China	8,627,454

	DENMARK (1.3%)
	CONSUMER NON-CYCLICAL
47,000	Novo Nordisk AS (B Shares)	7,265,772
	Total Denmark	7,265,772

	FINLAND (0.8%)
	INDUSTRIALS
66,200	Kone OYJ (B Shares)	4,096,927
	Total Finland	4,096,927

	FRANCE (10.7%)
	COMMUNICATIONS
566,709	France Telecom SA	7,556,840
	CONSUMER NON-CYCLICAL
251,282	Carrefour SA	4,493,948
73,800	Cie Generale d'Optique Essilor International SA	6,412,008
83,400	Danone SA	5,071,567
50,300	L'Oreal SA	6,022,416

Shares		Value
	COMMON STOCKS (continued)
	FRANCE (continued)
	CONSUMER NON-CYCLICAL (continued)
100,109	Sanofi-Aventis SA	$8,151,655
		30,151,594
	ENERGY
141,059	Total SA	6,495,997
	FINANCIALS
76,754	Societe Generale SA1	1,679,967
	INDUSTRIALS
155,185	Compagnie de Saint-Gobain	4,661,865
93,708	Vallourec SA	3,877,752
94,261	Vinci SA	3,983,476
		12,523,093
	Total France	58,407,491

	GERMANY (5.0%)
	COMMUNICATIONS
583,691	Deutsche Telekom AG	6,582,772
	CONSUMER CYCLICAL
79,000	Adidas AG	5,928,258
27,616	Daimler AG	1,377,843
		7,306,101
	TECHNOLOGY
91,400	SAP AG	5,822,363
	UTILITIES
188,338	RWE AG	7,392,912
	Total Germany	27,104,148

	HONG KONG (3.5%)
	COMMUNICATIONS
533,000	China Mobile, Ltd.	6,232,989
	DIVERSIFIED
55,200	Jardine Matheson Holdings, Ltd.	2,882,259
	UTILITIES
622,000	CLP Holdings, Ltd.	5,373,217
2,002,084	Hong Kong & China Gas Co., Ltd.	4,618,684
		9,991,901
	Total Hong Kong	19,107,149

	ISRAEL (1.1%)
	CONSUMER NON-CYCLICAL
149,700	Teva Pharmaceutical Industries, Ltd. ADR	6,121,233
	Total Israel	6,121,233

	ITALY (1.5%)
	ENERGY
281,521	ENI SpA	5,803,661
	FINANCIALS
1,821,140	Intesa Sanpaolo SpA	2,288,873
	Total Italy	8,092,534

Shares		Value
	COMMON STOCKS (continued)
	JAPAN (25.6%)
	BASIC MATERIALS
140,500	Shin-Etsu Chemical Co., Ltd.	$7,084,324
		7,084,324
	COMMUNICATIONS
34,800	Trend Micro, Inc.	1,030,029
	CONSUMER CYCLICAL
199,300	Denso Corp.	6,347,487
177,100	Honda Motor Co., Ltd.	5,692,565
16,800	Nintendo Co., Ltd.	1,863,507
219,200	Seven & I Holdings Co., Ltd.	6,939,845
49,300	Shimamura Co., Ltd.	5,730,176
115,200	Toyota Motor Corp.	4,405,994
		30,979,574
	CONSUMER NON-CYCLICAL
142,800	Astellas Pharma, Inc.	6,788,297
329,700	Chugai Pharmaceutical Co., Ltd.	6,343,803
212,700	Kao Corp.	5,758,779
144,800	Takeda Pharmaceutical Co., Ltd.	6,640,925
		25,531,804
	ENERGY
915	Inpex Corp.	5,097,673
	FINANCIALS
260,900	Aeon Mall Co., Ltd.	6,238,482
69,200	Daito Trust Construction Co., Ltd.	6,667,264
162,000	Mitsubishi Estate Co., Ltd.	2,899,883
411,500	Tokio Marine Holdings, Inc.	9,452,469
		25,258,098
	INDUSTRIALS
174,600	Daikin Industries, Ltd.	4,736,856
41,700	FANUC Corp.	6,464,328
339,800	Hoya Corp.	7,554,177
26,625	Keyence Corp.	6,630,913
231,500	Komatsu, Ltd.	5,126,123
		30,512,397
	TECHNOLOGY
333,500	Canon, Inc.	11,166,845
62,700	Tokyo Electron Ltd.	2,906,442
		14,073,287
	Total Japan	139,567,186

	NETHERLANDS (3.4%)
	COMMUNICATIONS
350,367	Reed Elsevier NV	4,104,000
	CONSUMER NON-CYCLICAL
513,142	Koninklijke Ahold NV	6,238,386
	ENERGY
172,138	Royal Dutch Shell, Plc. (A Shares)	5,853,190
	FINANCIALS
395,506	ING Groep NV1	2,586,684
	Total Netherlands	18,782,260

Shares		Value
	COMMON STOCKS (continued)
	SINGAPORE (2.9%)
	COMMUNICATIONS
1,468,000	Singapore Telecommunications, Ltd.	$4,216,250
	FINANCIALS
590,134	DBS Group Holdings, Ltd.	6,965,818
275,720	United Overseas Bank, Ltd.	4,413,728
		11,379,546
	Total Singapore	15,595,796

	SPAIN (3.7%)
	COMMUNICATIONS
482,829	Telefonica SA	5,484,146
	CONSUMER CYCLICAL
60,600	Inditex SA	6,216,395
	FINANCIALS
430,828	Banco Santander SA1	2,597,265
		2,597,265
	UTILITIES
1,607,975	Iberdrola SA	5,800,767
	Total Spain	20,098,573

	SWEDEN (1.2%)
	CONSUMER CYCLICAL
173,400	Hennes & Mauritz AB (B Shares)	6,395,662
	Total Sweden	6,395,662

	SWITZERLAND (7.7%)
	BASIC MATERIALS
16,800	Syngenta AG	5,725,697
	CONSUMER NON-CYCLICAL
95,500	Nestle SA	5,873,205
232,013	Novartis AG	13,609,364
3,190	SGS SA	6,375,422
		25,857,991
	FINANCIALS
26,861	Zurich Insurance Group AG1	5,964,617
	INDUSTRIALS
267,795	ABB, Ltd.1	4,661,858
	Total Switzerland	42,210,163

	TAIWAN (1.7%)
	TECHNOLOGY
1,556,000	Taiwan Semiconductor Manufacturing Co., Ltd.	4,173,464
375,200	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	5,241,544
	Total Taiwan	9,415,008

	UNITED KINGDOM (16.2%)
	COMMUNICATIONS
2,140,304	Vodafone Group, Plc.	6,117,290
	CONSUMER CYCLICAL
477,864	Compass Group, Plc.	5,115,117
	CONSUMER NON-CYCLICAL
290,434	GlaxoSmithKline, Plc.	6,675,608

Shares		Value
	COMMON STOCKS (continued)
	UNITED KINGDOM (continued)
	CONSUMER NON-CYCLICAL (continued)
105,200	Reckitt Benckiser Group, Plc.	$5,775,235
535,400	Smith & Nephew, Plc.	5,471,944
2,644,119	Tesco, Plc.	13,169,201
216,546	Unilever, Plc.	7,763,525
1,028,000	WM Morrison Supermarkets, Plc.	4,465,066
		43,320,579
	ENERGY
509,793	BG Group, Plc.	10,024,373
900,213	BP, Plc.	5,971,050
		15,995,423
	FINANCIALS
688,000	HSBC Holdings, Plc.	5,755,376
253,000	Standard Chartered, Plc.	5,775,820
		11,531,196
	UTILITIES
1,277,000	Centrica, Plc.	6,334,293
	Total United Kingdom	88,413,898
	TOTAL COMMON STOCKS (identified cost $469,019,476)	536,350,398

TOTAL INVESTMENTS IN SECURITIES (Identified cost $469,019,476)2	98.4%	$536,350,398
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES	1.6	8,549,105
NET ASSETS	100.0%	$544,899,503

1	Non-income producing security.
2	The aggregate cost for federal income tax purposes is $469,019,476, the aggregate gross unrealized appreciation is
$133,815,526 and the aggregate gross unrealized depreciation is $66,484,604, resulting in net unrealized appreciation of $67,330,922.

Abbreviations:
ADR	−	American Depositary Receipt.

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (continued)
July 31, 2012 (unaudited)

A. FAIR VALUE MEASUREMENTS
BBH International Equity Fund (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

—Level 1 – (unadjusted) quoted prices in active markets for identical investments.

—Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

—Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Investment Manager. The Investment Manager considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Investment Manager’s perceived risk of that instrument.

Financial assets whose values are based on quoted market prices in active markets, and therefore classified within level 1, include active listed equities, exchange traded derivatives, U.S. government treasury bills and certain non-U.S. sovereign obligations. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations, listed equities and over-the counter derivatives. As level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and corporate debt securities. As observable prices are not available for these securities, valuation techniques are used to derive fair value. The Fund does not classify any holdings at level 3.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (continued)
July 31, 2012 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2012.

Investments, at value	(Unadjusted) Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of July 31, 2012
Australia	$ –	$ 44,663,118	$ –	$ 44,663,118
Belgium	–	6,675,123	–	6,675,123
Brazil	5,710,903	–	–	5,710,903
China	–	8,627,454	–	8,627,454
Denmark	–	7,265,772	–	7,265,772
Finland	–	4,096,927	–	4,096,927
France	–	58,407,491	–	58,407,491
Germany	–	27,104,148	–	27,104,148
Hong Kong	–	19,107,149	–	19,107,149
Israel	6,121,233	–	–	6,121,233
Italy	–	8,092,534	–	8,092,534
Japan	–	139,567,186	–	139,567,186
Netherlands	–	18,782,260	–	18,782,260
Singapore	–	15,595,796	–	15,595,796
Spain	–	20,098,573	–	20,098,573
Sweden	–	6,395,662	–	6,395,662
Switzerland	–	42,210,163	–	42,210,163
Taiwan	5,241,544	4,173,464	–	9,415,008
United Kingdom	–	88,413,898	–	88,413,898
Total Investments, at value	$ 17,073,680	$ 519,276,718	$ –	$ 536,350,398

Other Financial Instruments, at value
Forward Foreign Currency Exchange Contracts	–	(97,182)	–	(97,182)
Other Financial Instruments, at value	$ –	$ (97,182)	$ –	$ (97,182)

* The Fund's policy is to disclose transfers between Levels based on valuations at the end of the reporting period. There were no  transfers between Levels 1, 2 or 3 as of July 31, 2012, based on the valuation input Levels on 10/31/2011.

B. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS.
As of July 31, 2012, the Fund held the following open forward foreign currency exchange contracts.

Forward Foreign Currency Exchange Contracts

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Gain/(Loss)
Contracts to Sell:
Australian Dollar	10,721,000	Northern Trust Corp.	$97,182	October 31, 2012	$ (97,182)
Net Unrealized Loss on Open Forward Foreign Currency Exchange Contracts					$ (97,182)

Portfolio holdings are shown as of the date indicated.  Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-625-5759 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc.

BBH BROAD MARKET FUND
PORTFOLIO OF INVESTMENTS
July 31, 2012 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (37.6%)
$ 35,000,000	Ally Master Owner Trust 2010-21	04/15/17	4.250%	$ 37,756,149
2,750,000	American Express Credit Account Master Trust 2008-42	11/15/16	1.649	2,813,011
2,750,000	American Express Credit Account Master Trust 2008-92	04/15/16	1.849	2,798,615
59,186	AmeriCredit Automobile Receivables Trust 2009-1	10/15/13	3.040	59,234
65,517	AmeriCredit Automobile Receivables Trust 2010-1	03/17/14	1.660	65,546
12,053,522	AmeriCredit Automobile Receivables Trust 2010-3	04/08/15	1.140	12,084,210
9,635,000	AmeriCredit Automobile Receivables Trust 2011-3	01/08/16	1.170	9,685,285
6,700,000	AmeriCredit Automobile Receivables Trust 2011-4	05/09/16	1.170	6,744,401
7,250,000	AmeriCredit Automobile Receivables Trust 2012-2	10/10/17	2.640	7,421,934
12,290,000	AmeriCredit Automobile Receivables Trust 2012-3	05/08/18	2.420	12,475,677
9,672,164	ARI Fleet Lease Trust 2010-A 2012-A1,2	03/15/20	0.799	9,672,164
13,350,000	Avis Budget Rental Car Funding AESOP LLC 2009-2A1	02/20/14	5.680	13,583,052
3,000,000	Avis Budget Rental Car Funding AESOP LLC 2010-3A1	05/20/16	4.640	3,260,584
25,300,000	Avis Budget Rental Car Funding AESOP LLC 2010-5A1	03/20/17	3.150	26,705,453
16,938,141	Axis Equipment Finance Receivables LLC 2012-1A1	03/20/15	1.250	16,768,760
11,425,621	Bank of America Auto Trust 2009-2A1	10/15/16	3.030	11,527,058
13,380,000	BMW Vehicle Owner Trust 2011-A	08/25/15	0.760	13,427,178
15,175,000	Cabela's Master Credit Card Trust 2010-2A1,2	09/17/18	0.949	15,321,393
29,715,000	Cabela's Master Credit Card Trust 2012-1A1,2	02/18/20	0.779	29,829,284
3,725,000	Capital One Multi-Asset Execution Trust 2005-A7	06/15/15	4.700	3,730,703
18,220,000	CarMax Auto Owner Trust 2011-2	12/15/15	0.910	18,300,314
4,783,090	CarNow Auto Receivables Trust 2012-1A1	01/15/15	2.090	4,784,711
6,800,000	Chase Issuance Trust 2008-A102	08/17/15	0.999	6,853,632
19,430,000	Chesapeake Funding LLC 2011-2A1,2	04/07/24	1.496	19,606,580
22,710,000	Chesapeake Funding LLC 2012-1A1,2	11/07/23	0.996	22,741,113
976,318	Chrysler Financial Auto Securitization Trust 2009-A	01/15/16	2.820	978,162
3,581,926	CitiFinancial Auto Issuance Trust 2009-11	10/15/13	2.590	3,589,294
20,000,000	CitiFinancial Auto Issuance Trust 2009-11	08/15/16	3.150	20,229,140
5,636,763	CNH Equipment Trust 2009-B	10/15/14	5.170	5,666,060
817,210	CNH Equipment Trust 2010-B	11/17/14	1.030	819,065
18,500,000	CNH Wholesale Master Note Trust 2011-1A1,2	12/15/15	1.049	18,549,983
8,140,000	Credit Acceptance Auto Loan Trust 2012-1A1	09/16/19	2.200	8,186,496
3,000,000	Credit Acceptance Auto Loan Trust 2012-1A1	03/16/20	3.120	3,024,282
13,800,000	DSC Floorplan Master Owner Trust 2011-11	03/15/16	3.910	14,170,153
14,638,905	Enterprise Fleet Financing LLC 2011-21	10/20/16	1.430	14,682,675
14,720,000	Enterprise Fleet Financing LLC 2011-31	05/20/17	1.620	14,814,370
10,350,000	Enterprise Fleet Financing LLC 2012-11	11/20/17	1.140	10,373,567

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$ 19,045,621	Exeter Automobile Receivables Trust 2012-1A1	08/15/16	2.020%	$ 19,073,656
2,257,860	Ford Credit Auto Owner Trust 2009-E	01/15/14	1.510	2,261,353
4,470,000	Ford Credit Auto Owner Trust 2012-B	02/15/18	2.080	4,526,152
7,450,000	Ford Credit Floorplan Master Owner Trust 2010-11,2	12/15/14	1.899	7,492,539
1,500,000	Ford Credit Floorplan Master Owner Trust 2010-31,2	02/15/17	1.949	1,546,872
30,250,000	Ford Credit Floorplan Master Owner Trust 2010-31	02/15/17	4.200	32,688,607
1,500,000	GE Capital Credit Card Master Note Trust 2010-3	06/15/16	2.210	1,522,192
3,940,000	GE Dealer Floorplan Master Note Trust 2011-12	07/20/16	0.847	3,955,656
17,450,000	GE Dealer Floorplan Master Note Trust 2012-22	04/22/19	0.997	17,515,387
26,760,000	Global SC Finance SRL 2012-1A1,3	07/19/27	4.110	26,754,773
9,450,000	Hertz Vehicle Financing LLC 2010-1A1	02/25/17	3.740	10,230,370
32,660,000	Hertz Vehicle Financing LLC 2011-1A1	03/25/18	3.290	34,736,830
14,800,000	Honda Auto Receivables Owner Trust 2012-1	01/15/16	0.770	14,877,286
15,620,000	Huntington Auto Trust 2011-1A1	11/15/16	1.310	15,866,405
106,660	Hyundai Auto Receivables Trust 2009-A	08/15/13	2.030	106,728
1,971,321	Leaf II Receivables Funding LLC 2010-31	06/20/16	3.450	1,969,153
6,889,803	Leaf II Receivables Funding LLC 2011-11	12/20/18	1.700	6,808,503
2,570,619	Mercedes-Benz Auto Receivables Trust 2009-1	01/15/14	1.670	2,579,521
2,717,800	MMAF Equipment Finance LLC 2009-AA1	11/15/13	2.370	2,726,318
11,500,000	MMAF Equipment Finance LLC 2009-AA1	01/15/30	3.510	11,976,950
14,790,000	MMAF Equipment Finance LLC 2012-AA1	10/10/18	1.350	14,895,938
22,560,000	Montana Higher Education Student Assistance Corp. 2012-12	05/20/30	1.247	22,273,418
40,000,000	Nissan Master Owner Trust Receivables 2010-AA1,2	01/15/15	1.399	40,190,252
17,300,000	Nordstrom Private Label Credit Card Master Note Trust 2011-1A1	11/15/19	2.280	18,006,722
20,500,000	Penarth Master Issuer, Plc. 2011-1A1,2	05/18/15	0.898	20,505,648
4,261,865	Santander Drive Auto Receivables Trust 2010-1	11/17/14	1.840	4,304,923
11,750,000	Santander Drive Auto Receivables Trust 2010-1	05/15/17	2.430	12,090,444
7,320,000	Santander Drive Auto Receivables Trust 2011-2	02/16/15	1.290	7,368,619
13,460,000	Santander Drive Auto Receivables Trust 2011-3	04/15/15	1.230	13,562,081
8,650,000	Santander Drive Auto Receivables Trust 2012-3	12/15/16	1.940	8,679,938
14,640,000	SMART Trust 2011-1USA1	11/14/16	2.520	14,997,510
3,010,000	SMART Trust 2011-2USA1	03/14/15	1.540	3,029,434
8,880,000	SMART Trust 2011-4USA1,2	08/14/17	1.599	8,843,326
13,690,000	SMART Trust 2012-1USA1	12/14/17	2.010	13,806,365
6,020,000	SMART Trust 2012-2USA1	10/14/16	1.590	5,976,054

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$ 33,875,833	TAL Advantage LLC 2012-1A1	05/20/27	3.860%	$ 34,233,020
24,947,167	Triton Container Finance LLC 2012-1A1	05/14/27	4.210	25,530,484
16,120,000	Turquoise Card Backed Securities, Plc. 2011-1A1,2	09/15/16	0.999	16,039,561
33,330,000	Turquoise Card Backed Securities, Plc. 2012-1A1,2	06/17/19	1.099	33,353,331
10,440,000	Utah State Board of Regents2	05/01/29	1.316	10,426,846
1,077,853	Volkswagen Auto Loan Enhanced Trust 2010-1	01/20/14	1.310	1,078,930
10,100,000	Volkswagen Auto Loan Enhanced Trust 2012-1	07/20/18	1.150	10,247,207
18,350,000	Volkswagen Credit Auto Master Trust 2011-1A1,2	09/20/16	0.927	18,477,266
415,118	Westlake Automobile Receivables Trust 2011-1A1	07/15/13	1.080	415,103
3,875,000	Westlake Automobile Receivables Trust 2011-1A1	06/16/14	1.490	3,881,657
9,560,000	Wheels SPV LLC 2012-11	03/20/21	1.190	9,582,332
911,298	World Omni Auto Receivables Trust 2010-A	12/16/13	1.340	911,907
	Total Asset Backed Securities
	(Identified cost $999,551,273)			1,015,022,855

	COLLATERALIZED MORTGAGE BACKED SECURITIES (0.6%)
9,150,000	American Tower Trust 2007-1A1	04/15/37	5.420	9,667,579
5,780,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2011-PLSD1	11/13/44	3.364	6,220,806
	Total Collateralized Mortgage Backed Securities
	(Identified cost $15,448,526)			15,888,385

	CORPORATE BONDS (48.0%)
	AGRICULTURE (1.9%)
13,230,000	Bunge Ltd. Finance Corp.	06/15/17	3.200	13,610,574
36,155,000	Reynolds American, Inc.	06/01/13	7.250	38,037,591
				51,648,165
	AUTO MANUFACTURERS (0.9%)
24,865,000	Volkswagen International Finance NV1	03/22/15	1.625	25,118,872

	BANKS (19.4%)
2,956,000	Bank of America Corp.	08/01/16	6.500	3,337,150
35,490,000	Barclays Bank, Plc.	09/22/16	5.000	38,740,139
17,500,000	BB&T Corp.	09/25/13	3.375	18,022,603
9,080,000	BB&T Corp.	03/15/16	3.200	9,681,804
19,890,000	Capital One Financial Corp.	03/23/15	2.150	20,202,412
16,940,000	Citigroup, Inc.2	11/05/14	0.746	16,422,720
12,300,000	Citigroup, Inc.	03/02/15	2.650	12,394,808
19,270,000	Citigroup, Inc.	05/19/15	4.750	20,411,131
16,485,000	Comerica Bank	11/21/16	5.750	18,795,142
25,490,000	DNB Bank ASA1	04/03/17	3.200	26,328,621
19,890,000	Fifth Third Bancorp	05/01/13	6.250	20,685,560
1,606,947	FNBC 1993-A Pass Through Trust	01/05/18	8.080	1,797,033

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	BANKS (continued)
$ 7,320,000	Goldman Sachs Group, Inc.	05/01/14	6.000%	$ 7,812,848
45,048,000	Goldman Sachs Group, Inc.2	07/22/15	0.853	42,166,189
11,660,000	HSBC USA, Inc.	02/13/15	2.375	11,920,881
13,465,000	JPMorgan Chase & Co.	06/01/14	4.650	14,309,969
12,350,000	JPMorgan Chase & Co.	03/01/16	3.450	13,058,618
21,490,000	JPMorgan Chase & Co.	07/05/16	3.150	22,594,565
17,000,000	KeyBank N.A.	08/15/12	5.700	17,025,755
26,675,000	KeyCorp	08/13/15	3.750	28,477,723
8,708,000	M&I Marshall & Ilsley Bank2	12/04/12	0.737	8,692,204
13,000,000	Morgan Stanley	01/09/17	5.450	13,413,452
25,440,000	National Australia Bank2	02/14/14	1.617	25,652,551
12,955,000	Royal Bank of Scotland, Plc.	01/11/14	3.250	13,143,003
12,955,000	Royal Bank of Scotland, Plc.	03/16/16	4.375	13,526,419
22,310,000	Societe Generale SA1	01/15/14	2.500	22,131,520
23,035,000	Svenska Handelsbanken AB	04/04/17	2.875	24,142,085
37,340,000	Wachovia Corp.	05/01/13	5.500	38,733,753
				523,620,658
	COMMERCIAL SERVICES (0.5%)
13,175,000	Experian Finance PLC1	06/15/17	2.375	13,319,161

	DIVERSIFIED FINANCIAL SERVICES (3.6%)
5,060,144	5400 Westheimer Court Depositor Corp.1	04/11/16	7.500	5,474,850
3,019,946	Ahold Lease Series 2001-A-1 Pass Through Trust2	01/02/20	7.820	3,389,889
35,124,000	American Express Credit Corp.	08/20/13	7.300	37,501,719
12,850,000	Doric Nimrod Air Finance Alpha Ltd 2012-1 Class A Pass Through Trust1	11/30/24	5.125	13,042,750
21,000,000	Merrill Lynch & Co., Inc.	01/15/15	5.000	22,009,995
15,700,000	Unison Ground Lease Funding LLC1	04/15/17	5.349	17,145,970
				98,565,173
	FOREST PRODUCT & PAPER (1.0%)
20,250,000	International Paper Co.	06/15/18	7.950	25,985,225

	GAS (0.6%)
7,000,000	Sempra Energy	02/01/13	6.000	7,186,060
8,830,000	Sempra Energy	11/15/13	8.900	9,720,788
				16,906,848
	HEALTHCARE-PRODUCTS (0.5%)
13,365,000	DENTSPLY International, Inc.2	08/15/13	1.967	13,446,072

	HEALTHCARE-SERVICES (0.8%)
20,484,000	WellPoint, Inc.	08/01/12	6.800	20,484,000

	INSURANCE (3.2%)
25,097,000	ACE INA Holdings, Inc.	06/15/14	5.875	27,339,492
6,465,000	ACE INA Holdings, Inc.	05/15/15	5.600	7,256,400
8,260,000	Aflac, Inc.	02/15/17	2.650	8,576,375
4,130,000	Everest Reinsurance Holdings, Inc.	10/15/14	5.400	4,316,044
18,040,000	Marsh & McLennan Cos., Inc.	04/01/17	2.300	18,222,529

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	INSURANCE (continued)
$ 10,840,000	MetLife, Inc.	12/15/12	5.375%	$ 11,037,266
10,000,000	MetLife, Inc.	02/06/14	2.375	10,210,020
				86,958,126
	IRON/STEEL (0.9%)
3,900,000	ArcelorMittal	02/25/15	3.750	3,943,602
20,934,000	ArcelorMittal	08/05/15	3.750	21,219,393
				25,162,995
	MEDIA (1.4%)
20,000,000	Comcast Cable Communications Holdings, Inc.	03/15/13	8.375	20,985,240
15,510,000	News America, Inc.	02/01/13	9.250	16,123,731
				37,108,971
	MINING (0.9%)
20,575,000	Anglo American Capital, Plc.1	04/08/14	9.375	23,190,844

	OFFICE/BUSINESS EQUIPMENT (0.5%)
12,385,000	Xerox Corp.2	09/13/13	1.868	12,467,274

	OIL & GAS (1.4%)
12,000,000	EnCana Corp.	10/15/13	4.750	12,517,740
25,995,000	Transocean, Inc.	03/15/13	5.250	26,670,246
				39,187,986
	OIL & GAS SERVICES (2.1%)
9,600,000	Cameron International Corp.2	06/02/14	1.397	9,605,453
7,120,000	Korea National Oil Corp.1	04/03/17	3.125	7,331,521
39,440,000	Weatherford International, Ltd.	03/15/13	5.150	40,431,127
				57,368,101
	PHARMACEUTICALS (1.5%)
13,865,000	Express Scripts Holding Co.1	02/12/15	2.100	14,063,436
26,765,000	Teva Pharmaceutical Finance Co. BV2	11/08/13	1.366	26,966,835
				41,030,271
	PIPELINES (0.7%)
18,283,000	Williams Partners LP	02/15/15	3.800	19,423,073

	REAL ESTATE (0.7%)
17,375,000	ProLogis LP	08/15/17	4.500	18,628,502

	REAL ESTATE INVESTMENT TRUSTS (1.5%)
23,247,000	American Tower Corp.	04/01/15	4.625	24,670,925
11,024,000	HCP, Inc.	02/01/14	2.700	11,232,089
4,120,000	Simon Property Group LP	01/30/17	2.800	4,324,855
				40,227,869
	RETAIL (0.1%)
2,129,529	CVS Pass-Through Trust1	01/10/13	6.117	2,174,782

	TELECOMMUNICATIONS (3.7)
12,790,000	British Telecommunications, Plc.	01/15/13	5.150	13,045,800
6,300,000	British Telecommunications, Plc.	06/22/15	2.000	6,437,101
4,430,000	Deutsche Telekom International Finance BV	07/22/13	5.250	4,616,764
21,110,000	Deutsche Telekom International Finance BV1	04/11/16	3.125	22,105,949

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	TELECOMMUNICATIONS (continued)
$ 10,000,000	France Telecom SA	07/08/14	4.375%	$ 10,560,870
4,673,000	France Telecom SA	09/16/15	2.125	4,755,913
23,670,000	GTP Cellular Sites LLC1	03/15/17	3.721	24,078,733
14,860,000	SBA Tower Trust1,3	12/15/17	2.933	14,860,701
				100,461,831
	TRANSPORTATION (0.2%)
5,000,000	Burlington Northern Santa Fe LLC	07/01/13	4.300	5,171,410

	Total Corporate Bonds
	(Identified cost $1,273,608,998)			1,297,656,209

	MUNICIPAL BONDS (4.2%)
1,470,000	Minnesota State Tobacco Securitization Authority	03/01/15	3.093	1,528,609
19,000,000	New Jersey State Economic Development Authority	09/01/13	2.657	19,199,310
16,565,000	New Jersey State Turnpike Authority	01/01/16	4.252	17,414,619
4,400,000	New York, New York	12/01/13	1.910	4,481,972
10,200,000	New York, New York	10/01/14	2.230	10,556,388
4,000,000	New York, New York	12/01/14	2.670	4,181,600
17,300,000	Pennsylvania State Economic Development Financing Authority2	07/01/41	2.625	17,827,477
11,300,000	State of California	07/01/13	5.250	11,815,958
20,020,000	State of Illinois	01/01/14	4.071	20,701,681
5,180,000	State of Illinois	01/01/15	4.421	5,429,935
	Total Municipal Bonds
	(Identified cost $110,961,761)			113,137,549

	U.S. GOVERNMENT AGENCY OBLIGATIONS (1.9%)
485,498	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed2	04/01/36	2.818	518,688
129,744	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed2	12/01/36	2.490	138,532
158,275	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed2	01/01/37	2.721	168,958
262,192	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed2	02/01/37	2.893	281,290
46,321,635	Federal National Mortgage Association (FNMA)	07/01/35	5.000	50,844,860
180,455	Federal National Mortgage Association (FNMA)2	07/01/36	3.120	193,111
266,796	Federal National Mortgage Association (FNMA)2	09/01/36	2.668	284,652
358,459	Federal National Mortgage Association (FNMA)2	01/01/37	2.785	384,800
35,047	Government National Mortgage Association (GNMA)2	08/20/29	1.625	36,337
	Total U.S. Government Agency Obligations
	(Identified cost $52,244,850)			52,851,228

Principal Amount		Maturity Date	Interest Rate	Value
	CERTIFICATES OF DEPOSIT (2.4%)
$ 25,000,000	Standard Chartered Bank	09/12/12	0.290%	$ 25,000,291
40,000,000	Svenska Handelsbanken AB	10/31/12	0.295	40,000,000
	Total Certificates of Deposit
	(Identified cost $65,001,302)			65,000,291

	COMMERCIAL PAPER (3.2%)
36,500,000	Barclays U.S. Funding Corp.4	08/01/12	0.130	36,500,000
50,000,000	Societe Generale North America, Inc,4	08/01/12	0.180	50,000,000
	Total Commercial Paper
	(Identified cost $86,500,000)			86,500,000

	U.S. TREASURY BILLS (3.1%)
80,000,000	U.S. Treasury Bill4,5	08/09/12	0.040	79,999,360
3,400,000	U.S. Treasury Bill4,6	09/06/12	0.130	3,399,762
	Total U.S. Treasury Bills
	(Identified cost $83,398,847)			83,399,122

	TOTAL INVESTMENTS (Identified cost $2,686,715,557)7.		101.0%	$2,729,455,639
	LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS		(1.0)	(26,986,016)
	NET ASSETS		100.0%	$2,702,469,623
_____________

1
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at July 31, 2012 was $1,019,067,335 or 37.7% of net assets.

2	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the July 31, 2012 coupon or interest rate.
3	Represents a security purchased on a when-issued basis.
4	Coupon represents a yield to maturity.
5	Coupon represents a weighted average yield.
6	All or a portion of this security is held at the broker as collateral for open futures contracts.
7
The aggregate cost for federal income tax purposes is $2,686,715,557, the aggregate gross unrealized appreciation is $43,033,017 and the aggregate gross unrealized depreciation is $292,935, resulting in net unrealized appreciation of $42,740,082.

Abbreviations:
FHLMC	−	Federal Home Loan Mortgage Corporation.
FNMA	−	Federal National Mortgage Association.
GNMA	−	Government National Mortgage Association.

BBH BROAD MARKET FUND
PORTFOLIO OF INVESTMENTS (continued)
July 31, 2012 (unaudited)
A. FAIR VALUE MEASUREMENTS
BBH Broad Market Fund (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

—  Level 1 – (unadjusted) quoted prices in active markets for identical investments.

—  Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Investment Manager. The Investment Manager considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Investment Manager’s perceived risk of that instrument.

Financial assets whose values are based on quoted market prices in active markets, and therefore classified within level 1, include active listed equities, exchange traded derivatives, U.S. government treasury bills and certain non-U.S. sovereign obligations. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations, listed equities and over-the counter derivatives. As level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and corporate debt securities. As observable prices are not available for these securities, valuation techniques are used to derive fair value. The Fund does not classify any holdings at level 3.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

BBH BROAD MARKET FUND
PORTFOLIO OF INVESTMENTS (continued)
July 31, 2012 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2012.

Investments, at value	(Unadjusted) Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of July 31, 2012
Asset Backed Securities	$ –	$ 1,015,022,855	$ –	$ 1,015,022,855
Collateralized Mortgage Backed Securities	–	15,888,385	–	15,888,385
Corporate Bonds	–	1,297,656,209	–	1,297,656,209
Municipal Bonds	–	113,137,549	–	113,137,549
U.S. Government Agency Obligations	–	52,851,228	–	52,851,228
Certificates of Deposit	–	65,000,291	–	65,000,291
Commercial Paper	–	86,500,000	–	86,500,000
U.S. Treasury Bills	–	83,399,122	–	83,399,122
Total Investments, at value	$ –	$ 2,729,455,639	$ –	$ 2,729,455,639

Other Financial Instruments, at value
Futures Contracts	(2,771,249)	–	–	(2,771,249)
Other Financial Instruments, at value	$ (2,771,249)	$ –	$ –	$ (2,771,249)

* The Fund's policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 as of July 31, 2012, based on the valuation input levels on October 31, 2011.

B. FINANCIAL FUTURES CONTRACTS.

At July 31, 2012, the Fund had the following open futures commitments:

Description	Number of Contracts	Expiration Date	Market Value	Unrealized Gain / (Loss)
Contracts to Sell:
U.S. Treasury 2-Year Notes	2,775	September 2012	$ 612,191,030	$ (693,750)
U.S. Treasury 5-Year Notes	3,060	September 2012	381,830,625	(2,008,125)
U.S. Treasury 10-Year Notes	120	September 2012	16,158,750	(69,374)
				$ (2,771,249)

Portfolio holdings are shown as of the date indicated.  Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-625-5759 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the Registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the Registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)
BBH TRUST

/s/ Radford W. Klotz
By (Signature and Title)*

Radford W. Klotz
President - Principal Executive Officer

Date:  September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ Radford W. Klotz
Radford W. Klotz
President - Principal Executive Officer

Date: September 28, 2012

By (Signature and Title)*

/s/ Charles H. Schreiber
Charles H. Schreiber
Treasurer - Principal Financial Officer

Date:  September 28, 2012

* Print name and title of each signing officer under his or her signature.